Accounts Payable to Clients - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Accounts payable to clients	R$ 4,996,102	R$ 3,637,510